BUSINESS ACQUISITION - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 43,631	$ 6,687	¥ 331
Tianjin Puxin [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%	100.00%
Business combination consideration transferred	¥ 37,399
Payment to acquire business	35,529
Intangible assets	13,700
Goodwill	¥ 43,300
Revenue of the acquiree after acquisition percentage	0.05%
Total assets of the acquiree after acquisition percentage	0.15%